JPMorgan SmartRetirement Blend Income Fund Average Annual Total Returns - I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
S&P TARGET DATE RETIREMENT INCOME INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.66%	4.16%	5.32%
JPM SMARTRETIREMENT BLEND INCOME COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.91%	4.81%	6.10%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	12.89%	4.45%	5.64%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.59%	3.22%	4.39%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.73%	2.95%	3.94%